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                                             State Street Bank and Trust Company
                                                                  Legal Division
                                                                  K. David James
                                                     2 Avenue de Lafayette, LCC4
                                                           Boston, MA 02111-1724
                                                                    617-662-3909


May 2, 2001

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Re:  State Street Institutional Investment Trust (the "Trust")
     File Nos.: 811-9819 and 333-30810
     ---------------------------------------------------------

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the Trust do not differ from that contained in Post-Effective Amendment No. 1 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 27, 2001.

If you have any questions concerning this filing, please call me directly at
(617) 662-3909.

Very truly yours,

/s/ K. David James
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K. David James
Associate Counsel